Debt (Details) - USD ($)												1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Nov. 21, 2025	Oct. 09, 2025	Jul. 26, 2024	Jul. 01, 2024	May 03, 2024	Mar. 29, 2024	Jun. 30, 2023	Jun. 17, 2023	Jun. 30, 2021	Aug. 20, 2019	Jun. 30, 2016	Nov. 21, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Jul. 17, 2023	Jun. 01, 2018
Debt [Line Items]
Interest rate											12.00%					4.75%
Loan matured date										Oct. 20, 2024		Jun. 30, 2026
Conversion price (in Dollars per share)						$ 4			$ 0.5
Accrued interest charges						$ 1,607,952	$ 19,003		$ 12							$ 162,839
Outstanding principal and accrued interest						$ 89,289								$ 2,425,552
Converted share (in Shares)						29,494,851
Principal amount					$ 1,000,000	$ 13,139,473										3,865,555
Accrues interest					12.00%							12.00%
Repaid convertible promissory note				$ 1,075,000		14,747,425						$ 1,308,977
Company borrowed									6,000,000							$ 2,952,000	$ 2,150,000	$ 10,000,000
Matured																Apr. 01, 2019
Matured																Jan. 01, 2020
Common stock was fair market valued						$ 8									$ 2,850,000	$ 4,400,000	5,150,000
Debt extinguishment loss (in Dollars per share)						$ 118,714
Total outstanding balance	$ 1,500,000	$ 1,500,000												2,446,696
Remitted amount												191,023
Accrued interest	$ 6,575											$ 6,575
Received an additional amount													$ 1,110,000	1,110,000
Convertible Note’s Payable1 [Member]
Debt [Line Items]
Accrued interest charges						$ 25,020
Convertible Promissory Note [Member]
Debt [Line Items]
Loan matured date								Jun. 30, 2025				Jun. 30, 2026
Conversion price (in Dollars per share)	$ 8				$ 8							$ 8
Accrued interest charges			$ 210,496			25,020	$ 19,003									162,839
Principal amount					$ 1,000,000
Notes Payable [Member]
Debt [Line Items]
Accrued interest charges						29,425
Repaid convertible promissory note						$ 118,714
William Mobley [Member]
Debt [Line Items]
Loan amount																$ 66,380
Interest rate																12.00%
Nextelligence [Member] | Convertible Promissory Note [Member]
Debt [Line Items]
Received additional proceeds																	$ 8,320,000
William Mobley [Member]
Debt [Line Items]
Loan amount											$ 111,000
Loan matured date											Dec. 31, 2017
Principal and interest amount																$ 0
Principal amount											$ 111,000
Nextelligence [Member]
Debt [Line Items]
Outstanding principal and accrued interest					$ 1,000,000				$ 2,500,000
Principal and interest amount	$ 1,315,552											$ 1,315,552
Repaid convertible promissory note												$ 1,308,977
Accrued interest														$ 21,144
Nextelligence [Member] | Convertible Promissory Note [Member]
Debt [Line Items]
Principal amount								$ 10,000,000											$ 1,000,000
Class B common stock [Member]
Debt [Line Items]
Conversion price (in Dollars per share)											$ 0.5
Converted share (in Shares)						184,136
Class B common stock [Member] | Convertible Note’s Payable1 [Member]
Debt [Line Items]
Converted share (in Shares)						184,136
Class B common stock [Member] | Convertible Promissory Note [Member]
Debt [Line Items]
Outstanding principal and accrued interest						$ 92,068
Class B common stock [Member] | Debt Conversion Agreement [Member]
Debt [Line Items]
Converted share (in Shares)						29,679
Class B common stock [Member] | William Mobley [Member]
Debt [Line Items]
Conversion price (in Dollars per share)											$ 0.5
Class A Common Stock [Member]
Debt [Line Items]
Converted share (in Shares)					509,507
Common stock was fair market valued													$ 2,700,000			$ 1,500,000
Accrued interest					$ 210,496
Total outstanding balance					$ 4,076,000
Class A Common Stock [Member] | Convertible Promissory Note [Member]
Debt [Line Items]
Conversion price (in Dollars per share)			$ 8		$ 8	$ 0.5		$ 0.5
Accrued interest charges						$ 1,607,952
Class A Common Stock [Member] | Promissory Note [Member]
Debt [Line Items]
Outstanding principal and accrued interest					$ 3,865,555